Share capital (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Feb. 11, 2021	Jan. 26, 2022	Jan. 20, 2022	Dec. 23, 2020	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Sale of stock	32,923,078	17,948,718	10,000,000	5,554,588	165,889
Fair value of outstanding liability					$ 98,000
Outstanding fees settled			$ 373		$ 98,000
Share issued			909,901
Purchase of warrants	16,461,539	17,948,718		2,777,268
Description of shares and warrants	The common shares and warrants were issued at $0.65 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.80 for a period of five years from the issue date. The Company also issued 1,152,307 broker warrants with the same terms and incurred commission and other costs of $1.8 million out of which $0.7 million was allocated to the warrants and expensed in the statement of comprehensive loss.	The common shares and warrants were issued at $0.39 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.44 for a period of five years from the issue date. The Company also issued 628,205 placement agent warrants with the same terms and incurred commission and other costs of $0.7 million out of which $0.09 million was allocated to the warrants and expensed in the consolidated statement of comprehensive loss.
Aggregate of net proceeds	$ 21,400,000
Price per share				$ 0.54
Warrants [Member]
IfrsStatementLineItems [Line Items]
Price per share				$ 1.50
Tranche A Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance						$ 7,000,000.0
Converted to shares						12,150,447
Issue of convertible instruments						$ 7,000,000.0